Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Financial Liabilities
Purchase price liability (earn-out and start-up costs)	€ 17,811	€ 14,720
Liability from SAR program	183	0
Total non-current other financial liabilities	17,994	14,721
Current financial liabilities	€ 90	€ 99